Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 120,971	$ 128,114
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,552	33,451
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,105	1,984
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	12,446	13,175
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	17,748	18,647
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	24,036	25,257
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,521	4,539
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,061	1,101
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,444	2,277
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	11,110	13,500
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,990	6,691
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,291	3,095
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,059	4,397
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 608	$ 0